Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2022	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income	$ 6,099	$ 5,274	$ 12,301	$ 10,545
Non-interest income	7,421	5,946	16,313	13,741
Total revenue	13,520	11,220	28,614	24,286
Provision for credit losses	600	(342)	1,132	(237)
Insurance policyholder benefits, claims and acquisition expense	1,006	(180)	2,551	817
Non-interest expense	7,494	6,434	15,169	13,014
Net income (loss) before income taxes	4,420	5,308	9,762	10,692
Income taxes (recoveries)	771	1,055	2,899	2,344
Net income	3,649	4,253	6,863	8,348
Non-interest expense includes:
Depreciation and amortization	694	650	1,377	1,300
Total assets	1,940,302		1,940,302		$ 1,917,219
Total liabilities	1,828,948		1,828,948		1,809,044
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	3,817	3,234	7,824	6,463
Non-interest income	1,481	1,505	3,015	3,079
Total revenue	5,298	4,739	10,839	9,542
Provision for credit losses	422	(276)	823	(147)
Non-interest expense	2,257	2,015	4,486	4,037
Net income (loss) before income taxes	2,619	3,000	5,530	5,652
Income taxes (recoveries)	704	766	1,489	1,444
Net income	1,915	2,234	4,041	4,208
Non-interest expense includes:
Depreciation and amortization	240	232	481	465
Total assets	614,671		614,671		602,824
Total liabilities	614,606		614,606		602,741
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,096	878	2,321	1,731
Non-interest income	3,328	3,123	6,688	6,288
Total revenue	4,424	4,001	9,009	8,019
Provision for credit losses	28	(31)	94	(43)
Non-interest expense	3,447	2,971	6,881	5,915
Net income (loss) before income taxes	949	1,061	2,034	2,147
Income taxes (recoveries)	207	252	444	517
Net income	742	809	1,590	1,630
Non-interest expense includes:
Depreciation and amortization	312	275	613	549
Total assets	212,389		212,389		206,466
Total liabilities	212,564		212,564		206,415
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,347	234	3,238	1,633
Total revenue	1,347	234	3,238	1,633
Insurance policyholder benefits, claims and acquisition expense	1,006	(180)	2,551	817
Non-interest expense	159	145	315	292
Net income (loss) before income taxes	182	269	372	524
Income taxes (recoveries)	43	63	85	121
Net income	139	206	287	403
Non-interest expense includes:
Depreciation and amortization	14	14	28	29
Total assets	24,072		24,072		21,918
Total liabilities	24,634		24,634		22,588
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	920	1,231	1,688	2,527
Non-interest income	1,712	1,272	4,065	2,968
Total revenue	2,632	2,503	5,753	5,495
Provision for credit losses	150	(36)	215	(48)
Non-interest expense	1,510	1,421	3,211	2,950
Net income (loss) before income taxes	972	1,118	2,327	2,593
Income taxes (recoveries)	33	261	165	614
Net income	939	857	2,162	1,979
Non-interest expense includes:
Depreciation and amortization	128	127	255	253
Total assets	1,027,242		1,027,242		1,025,892
Total liabilities	1,027,488		1,027,488		1,025,603
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	266	(69)	468	(176)
Non-interest income	(447)	(188)	(693)	(227)
Total revenue	(181)	(257)	(225)	(403)
Provision for credit losses		1		1
Non-interest expense	121	(118)	276	(180)
Net income (loss) before income taxes	(302)	(140)	(501)	(224)
Income taxes (recoveries)	(216)	(287)	716	(352)
Net income	(86)	147	(1,217)	128
Non-interest expense includes:
Depreciation and amortization		$ 2		$ 4
Total assets	61,928		61,928		60,119
Total liabilities	$ (50,344)		$ (50,344)		$ (48,303)